Income Tax	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax

14. Income tax

Income tax expense is as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Current income tax:
Current Taxes	35,093	28,604	18,883
Prior Years Taxes	(6,544)	918	1,620
Deferred tax:
Deferred Taxes	2,855	(11,840)	(4,496)
Income tax expense reported in the statement of profit or loss	31,404	17,682	16,007

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	26	15	86
Change in the fair value of hedging instruments	(653)	173	216
Deferred tax charged to OCI	(627)	188	302

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Accounting profit before income tax	165,673	96,279	54,714
Statutory income tax rate of 27.9%	46,223	26,862	15,265
Prior years taxes	(6,544)	918	1,620
DTA recognized on tax losses carry-forward	(1,947)	(41)	720
Taxes effect on unremitted earnings	400	1,248	210
Utilization of tax losses carry-forward not recognized on DTA	—	—	(1,759)
Not deductible expenses	—	—	535
Step up	—	(7,926)	—
Change notional rate	—	361	—
Tax grants/not taxable items	(1,157)	(2,146)	(449)
Tax exemption on gain from the sale of an associate	(3,378)	—	—
Different foreign tax rate effect	(2,193)	(1,594)	(135)
At the effective income tax rate of 18.96% (18.40% in 2020, 29.30% in 2019)	31,404	17,682	16,007
Income tax expense reported in the statement of profit or loss	31,404	17,682	16,007

Effective group’s tax rate slightly increase in 2021 compared to 2020, is mainly due to several non-recurring items that affected the income tax expense:

- a release of deferred tax assets for EUR 2,421 thousand related to equity movements due to the early termination of incentive plans aimed at a limited number of executives;

- in March 2021, the group reached an agreement with Italian Tax Agency regarding the so called "Patent Box regime", resulting in a retroactive EUR 7,559 thousand tax saving for the financial years 2016-2020. The Patent Box regime is a tax exemption related to, inter alia, the use of intellectual property assets. Business income derived from the use of each qualified intangible asset is partially exempted from taxation for both IRES and IRAP purposes. The Patent Box tax benefit relating to the years 2016-2020 is recorded within taxes relating to prior years.

- a gain on the sale of the minority interest in Swissfillon AG for EUR 12,258 thousand which is exempt from CIT;

- a tax accrual amounting to EUR 900 thousand related to an ongoing tax audit on fiscal year 2016.

For the year ended December 31, 2020 the effective group's tax rate significantly dropped compared to the year ended December 31, 2019, mainly due to the following three factors:

- Nuova Ompi S.r.l. opted to step up the tax net book value of part of its machinery by taking advantage from the "August Decree". The law allows Italian companies to revalue the tax value of the assets by paying a 3% one off tax on the higher value and deducting future depreciation at a notional tax rate; the tax saving amounts to EUR 7,926 thousand;

- Nuova Ompi S.r.l., in 2020, after concluding a series of investments in machinery, started to fully benefit from the so called "Industry 4.0 hyper depreciation", an Italian tax contribution aimed at supporting companies investing in high technology equipment;

- Ompi Pharm. Packing Techn. Co. Ltd, in 2020, concluded the procedure to obtain the so called "high tech license", a Chinese law that allows companies investing in R&D to benefit from a reduced corporate tax rate (15% instead of the notional 25%).

Unrecognized tax losses as at December 31, 2021 and as at December 31, 2020 amounts to EUR 3,800 thousand and to EUR 8,794 thousand respectively. Deferred tax assets have not been recognized in respect of such tax losses carry-forwards because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Timing of unrecognized tax losses carry-forwards
2022	16	15
2023	320	306
2024	351	336
2025	315	304
2026	318	262
2027	274	283
Unlimited	2,206	7,288
Total unrecognized tax losses	3,800	8,794

The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2021 and 2020 is as follows:

	Consolidated statement of financial position
	At December 31,	At December 31,
(EUR thousand)	2021	2020
Other intangible assets	(3,167)	(3,914)
Tangible assets	12,178	10,530
Work in progress	(5,156)	(4,581)
Revaluations of investment properties to fair value	8,009	9,104
Expected credit losses of debt financial assets	1,429	1,683
Derivatives	403	1,056
Leases	251	178
Long term incentives	816	1,057
Cash settled awards	325	5,120
Provisions	2,351	5,413
Accruals and other provisions	62	906
Tax losses carry forward	14,888	8,636
Dividends	(1,300)	(1,200)
Start up costs IPO SG spa	5,369	—
Other effects	314	(59)
Deferred tax assets, net	36,772	33,929
Reflected in the statement of financial position as follows:
Deferred tax assets	55,877	45,552
Deferred tax liabilities	(19,105)	(11,623)
Deferred tax assets, net	36,772	33,929

Deferred taxes are calculated based on the global allocation criteria, taking into account the cumulative amount of all the temporary differences, based on the average expected rates in force when these temporary differences reverse.

Deferred tax assets are recorded if there is the reasonable certainty that the temporary differences will reverse in future years against assessable income not lower than the differences that will be reversed. In assessing the realizability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilized.

The reconciliation of net deferred tax assets is as follows:

(EUR thousand)	2021	2020
As of January 1	33,929	22,669
Tax expense during the period recognized in profit or loss	(2,855)	11,840
Tax income/(expense) during the period recognized in OCI	(627)	188
DTA on IPO transaction costs on capital increase	6,711	—
Other effect	(386)	(768)
As at December 31	36,772	33,929

The other effect movement includes foreign exchange differences and minor reclassification.